FAIR VALUE MEASUREMENTS - Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Level 1
FAIR VALUE MEASUREMENTS
Marketable securities held in Trust Account	$ 54,799,478	$ 204,044,469
Level 3
FAIR VALUE MEASUREMENTS
Warrant liability - Private Warrants	307,656	$ 184,594
Non-redemption agreement liability	$ 1,441,653